Right-of-Use Assets (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Right-of-Use Assets [Abstract]
Adopted percentage	4.65%
Comprehensive loss (in Dollars)	$ 651,846	$ 907,264	$ 817,410